Property, plant and equipment - Net carrying amount (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Beginning balance	$ 3,388
Impact of adoption of IFRS 16 on January 1, 2019 (Note 2)	169
Ending balance	2,677	$ 3,388
Depreciation - Cost of sales	408	354	$ 340
Depreciation - Selling, general and administration expenses	11	8	6
Construction in progress	173	254
Interest capitalized	0	0
Cost
Property, plant and equipment
Beginning balance	5,436	5,307
Additions	736	591
Disposals	(223)	(217)
Disposal of Food & Specialty	(1,819)
Impairment	(5)	(11)
Transfers		5
Exchange	(35)	(239)
Ending balance	4,380	5,436	5,307
Depreciation
Property, plant and equipment
Beginning balance	(2,048)	(1,939)
Disposals	204	206
Disposal of Food & Specialty	606
Charge for the year	(474)	(449)
Exchange	9	134
Ending balance	(1,703)	(2,048)	(1,939)
Land and buildings
Property, plant and equipment
Beginning balance	780
Ending balance	742	780
Land and buildings | Cost
Property, plant and equipment
Beginning balance	1,044	1,094
Additions	148	15
Disposals	(21)	(16)
Disposal of Food & Specialty	(337)
Exchange	(9)	(49)
Ending balance	1,018	1,044	1,094
Land and buildings | Depreciation
Property, plant and equipment
Beginning balance	(264)	(258)
Disposals	6	10
Disposal of Food & Specialty	55
Charge for the year	(75)	(37)
Exchange	2	21
Ending balance	(276)	(264)	(258)
Plant and machinery
Property, plant and equipment
Beginning balance	2,548
Ending balance	1,850	2,548
Plant and machinery | Cost
Property, plant and equipment
Beginning balance	4,298	4,142
Additions	528	539
Disposals	(194)	(190)
Disposal of Food & Specialty	(1,443)
Impairment	(5)	(11)
Exchange	(26)	(182)
Ending balance	3,236	4,298	4,142
Plant and machinery | Cost | Metal Beverage Packaging Europe
Property, plant and equipment
Impairment		(1)
Plant and machinery | Cost | Glass Packaging North America
Property, plant and equipment
Impairment		(4)
Plant and machinery | Depreciation
Property, plant and equipment
Beginning balance	(1,750)	(1,656)
Disposals	190	187
Disposal of Food & Specialty	530
Charge for the year	(363)	(388)
Exchange	7	107
Ending balance	(1,386)	(1,750)	(1,656)
Office equipment, vehicles, and other
Property, plant and equipment
Beginning balance	60
Ending balance	85	60
Office equipment, vehicles, and other | Cost
Property, plant and equipment
Beginning balance	94	71
Additions	60	37
Disposals	(8)	(11)
Disposal of Food & Specialty	(39)
Transfers		5
Exchange		(8)
Ending balance	126	94	71
Office equipment, vehicles, and other | Depreciation
Property, plant and equipment
Beginning balance	(34)	(25)
Disposals	8	9
Disposal of Food & Specialty	21
Charge for the year	(36)	(24)
Exchange		6
Ending balance	(41)	(34)	(25)
Land
Property, plant and equipment
Land	185	213
Discontinued operations
Property, plant and equipment
Depreciation - Cost of sales	53	86	76
Depreciation - Selling, general and administration expenses	2	1	$ 1
Discontinued operations | Plant and machinery | Cost
Property, plant and equipment
Impairment		(6)
Cumulative Effect Period Of Adoption, Adjustment | Impact of adoption of IFRS 16 | Cost
Property, plant and equipment
Beginning balance	290
Ending balance		290
Cumulative Effect Period Of Adoption, Adjustment | Impact of adoption of IFRS 16 | Land and buildings | Cost
Property, plant and equipment
Beginning balance	193
Ending balance		193
Cumulative Effect Period Of Adoption, Adjustment | Impact of adoption of IFRS 16 | Plant and machinery | Cost
Property, plant and equipment
Beginning balance	78
Ending balance		78
Cumulative Effect Period Of Adoption, Adjustment | Impact of adoption of IFRS 16 | Office equipment, vehicles, and other | Cost
Property, plant and equipment
Beginning balance	19
Ending balance		19
Cumulative Effect Period Of Adoption, Adjusted Balance | Cost
Property, plant and equipment
Beginning balance	5,726
Ending balance		5,726
Cumulative Effect Period Of Adoption, Adjusted Balance | Land and buildings | Cost
Property, plant and equipment
Beginning balance	1,237
Ending balance		1,237
Cumulative Effect Period Of Adoption, Adjusted Balance | Plant and machinery | Cost
Property, plant and equipment
Beginning balance	4,376
Ending balance		4,376
Cumulative Effect Period Of Adoption, Adjusted Balance | Office equipment, vehicles, and other | Cost
Property, plant and equipment
Beginning balance	$ 113
Ending balance		$ 113